SCHEDULE OF DEFERRED TAX ASSETS (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Noncontrolling Interest [Abstract]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	35.00%	21.00%	21.00%